CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2025	Sep. 30, 2025	Jul. 25, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	150,000,000	150,000,000		150,000,000
Common stock, shares issued	16,516,603	14,521,094	200,000	11,000,000
Common stock, shares outstanding	16,516,603	14,521,094		11,000,000